FINANCIAL RISK MANAGEMENT ACTIVITIES - Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 117	$ 188	$ 86
Other investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1	2	67
Financial assets	117	188	170
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	87	95	57
Trade and other receivables | Financial assets past due but not impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	18	12	15
Cash restricted for use (note 21)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	58	73	64
Cash and cash equivalents (note 22)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,154	1,330	456
Total financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,300	1,500	644
Other investment, transferred as held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	0	63
Financial assets	$ 0	$ 0	$ 84